Document And Entity Information	Sep. 28, 2015
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	KP Funds
Central Index Key	0001573386
Amendment Flag	false
Trading Symbol	kpf
Document Creation Date	Sep. 28, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	May 01, 2015